COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 28, 2022	Sep. 30, 2021	Mar. 10, 2021	Dec. 18, 2020	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023		Feb. 28, 2022
Product Liability Contingency [Line Items]
Minimum base rent					$ 64,081	$ 61,005	$ 189,164	$ 194,653	$ 260,271		$ 275,785
Security deposit					17,380		17,380		21,239	[1]	21,239
Rent expense and operating lease cost					$ 64,081	$ 61,005	$ 189,164	$ 194,653	$ 260,271		$ 275,785
3-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease		On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to April 30, 2031
Minimum base rent		$ 1,538
Rental down payment		$ 18,462
Irvine CA [Member] | 15-Month Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease				On December 18, 2020, the Company entered into a 15-month lease agreement for office space at 18009 Sky Park Circle Suite E, Irvine CA, 92614, commencing on December 18, 2020 through to March 31, 2022
Minimum base rent				$ 3,859
Security deposit				$ 3,859
Ferndale, Michigan [Member] | 10 Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease			On March 10, 2021, the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031
Minimum base rent			$ 15,880
Security deposit			$ 15,880
Description of base rent percentage			The base rent increase by 3% per annum commencing May 1, 2024
Santa Ana, California [Member] | 2-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease	On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024
Minimum base rent	$ 1,500
Security deposit	$ 1,500

[1]	Derived from audited information